Property, plant and equipment - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment Disclosure [Line Items]
Contribution received	$ 3.6	$ 0.7
Hydro: generation facilities and other
Property, Plant, and Equipment Disclosure [Line Items]
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE	52.4	74.8
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE, accumulated depreciation	31.0	38.7
Depreciation expense	$ 1.5	$ 1.0